Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-10 - Treasury Only Portfolio - Class I - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.96%	0.50%